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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2000

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

                           Approx Asset
Date            Number     Price  Value or Approx    Seller
Each   Ident    Shares      Per    Asset Cov/Shr   or Seller's
Trans   Sec     Purch      Share  at Time of Purch    Broker


11-01   CEE       800     11.8750     16.18        Weeden & Co
11-02   " "       800     12.0625     16.45           " "
11-03   " "       800     12.4766     16.58           " "
11-06   " "       800     12.3125     16.64           " "
11-07   " "       800     12.0000     16.50           " "
11-08   " "       800     11.9063     16.37           " "
11-09   " "       800     11.8750     15.98           " "
11-10   " "       800     11.7500     15.82           " "
11-13   " "      1000     11.4375     15.45           " "
11-14   " "      1000     11.5000     15.84           " "
11-15   " "      4000     11.6406     15.88           " "
11-16   " "      7000     11.4107     15.56           " "
11-17   " "      7500     11.3333     15.63           " "
11-20   " "     10000     11.5500     15.43           " "
11-21   " "        75     11.4375     15.45           " "
11-22   " "     21200     11.4375     15.04           " "
11-24   " "       500     11.5000     15.16           " "
11-27   " "       600     11.5000     15.43           " "
11-28   " "     30300     11.5000     15.23           " "
11-29   " "     24300     11.3809     15.04           " "
11-30   " "     35800     11.3003     14.68           " "




The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          12/01/00